SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Registrant [Abstract]
Condensed financial information of registrant

LINCOLN NATIONAL CORPORATION

SCHEDULE II – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

BALANCE SHEETS

(Parent Company Only) (in millions, except share data)

	As of December 31,
	2022	2021
ASSETS
Investments in subsidiaries (1)	$9,782	$24,332
Derivative investments	119	-
Other investments	92	761
Cash and invested cash	715	203
Loans and accrued interest to subsidiaries (1)	2,491	3,194
Other assets	101	159
Total assets	$13,300	$28,649

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Common stock dividends payable	$76	$80
Derivative investments liability	-	425
Short-term debt	500	300
Long-term debt	6,455	6,325
Loans from subsidiaries (1)	679	1,247
Other liabilities	488	357
Total liabilities	8,198	8,734

Contingencies and Commitments

Stockholders’ Equity
Preferred stock – 10,000,000 shares authorized:
Series C preferred stock – 20,000 shares authorized, issued and outstanding as of December 31, 2022	493	-
Series D preferred stock – 20,000 shares authorized, issued and outstanding as of December 31, 2022	493	-
Common stock – 800,000,000 shares authorized; 169,220,511 and 177,193,515 shares
issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	4,544	4,735
Retained earnings	5,924	5,196
Accumulated other comprehensive income (loss)	(6,352)	9,984
Total stockholders’ equity	5,102	19,915
Total liabilities and stockholders’ equity	$13,300	$28,649

(1)Eliminated in consolidation.

LINCOLN NATIONAL CORPORATION

SCHEDULE II – CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Continued)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Parent Company Only) (in millions)

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Dividends from subsidiaries (1)	$797	$2,060	$840
Interest from subsidiaries (1)	159	114	127
Net investment income	3	1	4
Total revenues	959	2,175	971
Expenses
Operating and administrative expenses	52	69	50
Interest – subsidiaries (1)	38	10	20
Interest – other	266	263	275
Total expenses	356	342	345
Income (loss) before federal income taxes, equity in income (loss) of subsidiaries	603	1,833	626
Federal income tax expense (benefit)	(42)	(49)	(45)
Income (loss) before equity in income (loss) of subsidiaries	645	1,882	671
Equity in income (loss) of subsidiaries	713	1,896	(172)
Net income (loss)	1,358	3,778	499
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)	(18,059)	(3,287)	3,192
Market risk benefit gain (loss)	(210)	(923)	-
Policyholder liability remeasurement gain (loss)	2,012	591	-
Foreign currency translation adjustment	(20)	(2)	5
Funded status of employee benefit plans	(59)	47	61
Total other comprehensive income (loss), net of tax	(16,336)	(3,574)	3,258
Comprehensive income (loss)	$(14,978)	$204	$3,757

(1)Eliminated in consolidation.

LINCOLN NATIONAL CORPORATION

SCHEDULE II – CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Continued)

STATEMENTS OF CASH FLOWS

(Parent Company Only) (in millions)

	For the Years Ended December 31,
	2022	2021	2020
Net Cash Provided by (Used in) Operating Activities	$608	$1,860	$726
Cash Flows from Investing Activities
Capital contribution to subsidiaries (1)	(925)	(65)	(518)
Net change in collateral on investments, derivatives and related settlements	583	168	(303)
Other	(5)	(40)	-
Net cash provided by (used in) investing activities	(347)	63	(821)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(300)	-	(1,096)
Issuance of long-term debt, net of issuance costs	296	-	1,289
Payment related to modification or early extinguishment of debt	-	(8)	(13)
Increase (decrease) in loans from subsidiaries, net (1)	(563)	(188)	565
Increase (decrease) in loans to subsidiaries, net (1)	708	(234)	(514)
Common stock issued for benefit plans	(16)	20	(7)
Issuance of preferred stock, net of issuance costs	986	-	-
Repurchase of common stock	(550)	(1,105)	(275)
Dividends paid to common stockholders	(310)	(319)	(311)
Other	-	-	(6)
Net cash provided by (used in) financing activities	251	(1,834)	(368)
Net increase (decrease) in cash, invested cash and restricted cash	512	89	(463)
Cash, invested cash and restricted cash as of beginning-of-year	203	114	577
Cash, invested cash and restricted cash as of end-of-year	$715	$203	$114

(1) Eliminated in consolidation.